Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Performance Obligations
Deferred revenue is as follows:

(in thousands)	December 31, 2023	December 31, 2022
Current	$7,250	$8,459
Non-current	4,204	5,125
Total	$11,454	$13,584

Most performance obligations greater than one year relate to service and support contracts, that the Company expects to fulfill within 36 months. The Company expects to fulfill 100% of service and support contracts within 60 months.

The changes in deferred revenue, inclusive of both current and long-term, are as follows:

(in thousands)	2023	2022
Beginning balance - January 1	$13,584	$20,046
Acquired deferred revenue (refer to “Note 2 - Acquisitions”)	—	443
Recognition of deferred revenue	(23,770)	(37,690)
Deferral of revenue	21,640	30,785
Ending balance - December 31	$11,454	$13,584

Schedule of Disaggregated Revenue
The Company disaggregates revenue from contracts with customers by major product line because the Company believes it best depicts how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors.

          Disaggregated revenue is as follows:

	Year Ended December 31, 2023
(in thousands)	Point in time	Over time
Hardware	$103,391	$—
Subscription service	—	122,597
Professional service	21,565	29,161
Total	$124,956	$151,758

	Year Ended December 31, 2022
(in thousands)	Point in time	Over time
Hardware	$114,410	$—
Subscription service	—	97,499
Professional service	20,937	29,501
Total	$135,347	$127,000

	Year Ended December 31, 2021
(in thousands)	Point in time	Over time
Hardware	$105,014	$—
Subscription service	—	62,649
Professional service	18,166	24,522
Total	$123,180	$87,171